LEASE ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Right of Use Asset

a. Right-of-use assets

Right-of-use assets consist of the following:

(in US$ thousands)	December 31, 2020	December 31, 2021
Carrying amount:
Office premise	$—	$1,971

The carrying amount of our right-of-use assets was nil during 2020. The following tables summarize changes to our Company’s right-of use assets during 2021:

(in US$ thousands)	Cost
Balance at January 1, 2021	$—
Additions	2,364
Exchange differences	26
Balance at December 31, 2021	$2,390

Accumulated depreciation
Balance at January 1, 2021	$—
Depreciation in 2021	415
Exchange differences	4
Balance at December 31, 2021	$419

Carrying amounts
Balance at December 31, 2020	$—
Balance at December 31, 2021	$1,971

Summary of Lease Liabilities	b. Lease liabilities
	December 31
(in US$ thousands)	2020	2021
Carrying amount:
Current portion (classified under other current liabilities)	$95	$537
Noncurrent portion	3	1,450
	$98	$1,987

Supplemental Disclosures of Cash Flow and Noncash Information Related to Leases

Supplemental disclosures of cash flow and noncash information consist of the following:

	For the Year ended December 31
(in US$ thousands)	2020	2021
Cash paid for operating leases	$533	$531
Lease liabilities arising from obtaining right-of-use assets	$—	$2,364

	As of December 31
	2020	2021
Weighted-average remaining lease term	0.34 years	4.00 years
Weighted-average discount rate	1.94%	1.54%

Reconciliation of Undiscounted Cash Flows to Operating Lease Liabilities

The table below reconciles the undiscounted cash flows for each of the first five years and total of the remaining years to the operating lease liabilities recorded on the consolidated balance sheet as of December 31, 2021:

(in US$ thousands)	Operating Leases
Year
2022	$537
2023	504
2024	473
2025	457
2026	76
Total minimum lease payments	2,047
Less: amount of lease payments representing interest	(60)
Present value of future minimum lease payments	1,987
Less: current obligation under leases	(537)
Non-current lease obligations	$1,450